Loans and Borrowings - Summary of Bonds (Details)		1 Months Ended	6 Months Ended
	Oct. 16, 2017 EUR (€) euroPerBond oCEANE	Jan. 31, 2021	Jun. 30, 2022 EUR (€) euroPerBond oCEANE € / shares	Jun. 30, 2021	Dec. 31, 2021 EUR (€)
OCEANE
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE	6,081,081
Nominal value per unit (in EUR per bond) | euroPerBond	29.60
Conversion / exchange premium		550.00%		100.00%
Bonds at origin
Disclosure of detailed information about borrowings [line items]
Reference share price | € / shares			€ 22.77
Bonds at origin | OCEANE
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE	6,081,081
Nominal amount of the loan | €	€ 179,999,997.6
Nominal value per unit (in EUR per bond) | euroPerBond	29.60
Conversion / exchange premium	30.00%
Annual nominal interest rate (in percent)	3.50%
Annual nominal interest rate, payable semi-annually (in percent)	7.20%
Trading period	20 days
Proportion of trading period over nominal value of OCEANEs (in percent)	150.00%
Bonds after OCEANEs buyback
Disclosure of detailed information about borrowings [line items]
Nominal amount of the loan | €			€ 56,940,000
Bonds after OCEANEs buyback | OCEANE
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE	3,185,821		1,923,662
Nominal amount of the loan | €	€ 94,300,301.6		€ 56,940,395.2		€ 56,940,000
Nominal value per unit (in EUR per bond) | euroPerBond	29.60		29.60
Effective interest rate	8.80%		8.80%